AMERICAN GENERAL LIFE INSURANCE COMPANY
                         VARIABLE ANNUITY CONTRACTS
                             SEPARATE ACCOUNT I
                                  GALLERY VA
                                   OVATION VA
                              OVATION ADVISOR VA
                               OVATION PLUS VA
                                  PARADIGM VA
                           PROFILE FLEXIBLE PREMIUM
                            PROFILE SINGLE PREMIUM
                                  TRILOGY VA

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                          VARIABLE ANNUITY CONTRACTS
                          VARIABLE ANNUITY ACCOUNT 9
                                  OVATION VA
                             OVATION ADVANTAGE VA
                              OVATION ADVISOR VA
                               OVATION PLUS VA

                   THE UNITED STATES LIFE INSURANCE COMPANY
                            IN THE CITY OF NEW YORK
                          VARIABLE ANNUITY CONTRACTS
                            SEPARATE ACCOUNT USL A
                                  GALLERY VA
                                  OVATION VA
                              OVATION ADVISOR VA
                               OVATION PLUS VA
                                 PARADIGM VA
                           PROFILE FLEXIBLE PREMIUM
                            PROFILE SINGLE PREMIUM
                                  TRILOGY VA

                      SUPPLEMENT DATED DECEMBER 28, 2021
                   TO CONTRACT PROSPECTUSES, AS SUPPLEMENTED

The purpose of this supplement is to notify owners of American General Life Insurance Company ("AGL") and The United States Life Insurance Company in the City of New York ("US Life") (AGL and US Life together referred to hereinafter as the "Company") variable annuity Contracts (the "Contracts") of the proposed liquidation of the AB VPS Intermediate Bond Portfolio ("Portfolio"), a portfolio of the AB Variable Products Series Fund, Inc. (the "Trust").

The Board of Directors of the Trust (the "Board") approved the termination and liquidation of the Portfolio. The liquidation is expected to occur at the close of the New York Stock Exchange ("Market Close"), which is generally 4:00 p.m. Eastern Time ("ET"), on or about Friday, March 4, 2022 ("Liquidation Date"). On the Liquidation Date, funds invested in subaccounts supported by the Portfolio will be automatically liquidated at the closing unit value and the liquidation proceeds transferred into the subaccount supported by the money market fund ("Money Market Fund") currently available in your Contract (see Attachment 1 for the Money Market Fund available in your Contract).

If you wish to have the liquidation proceeds allocated to a subaccount other than the subaccount supported by the Money Market Fund, the Company must receive instructions from you prior to the Market Close one business day prior to the Liquidation Date (Thursday, March 3, 2022). You may give us instructions to transfer your account value to another investment option by calling the Administrative Center at the number below or by completing a transfer form.

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Additional investments into the Portfolio will be accepted up to and including one business day prior to the Liquidation Date. After the Market Close on the Liquidation Date, any purchase payments, allocations, transfers, dollar cost averaging or automatic rebalancing (as applicable to your Contract) allocated to the Portfolio will instead be allocated to the subaccount supported by the Money Market Fund.

Listed on Attachment 1 are the investment options currently offered in your Contract in addition to the Market Money Fund which is already available. Please refer to your Contract prospectus for information regarding these investment options or call our Administrative Center at the telephone number below. Also please review your fund prospectuses for more detailed information about these investment options.

Neither our automatic transfer of the liquidation proceeds to the Money Market Fund on the Liquidation Date, nor your transfer of assets out of the Portfolio prior to the Liquidation Date or out of the Money Market Fund within 30 days after the Liquidation Date, will count against the free transfers that you are permitted to make in a Contract Year or for the purposes of our market timing policies and procedures.

For a period of time after the closing and liquidation, the Company may provide you with confirmations, statements and other reports that contain the name of this formerly available Portfolio.

Should you have any questions, please contact the Annuity Service Center at 1-800-255-8402.

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                                   ATTACHMENT 1
                   AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT I
                   THE UNITED STATES LIFE INSURANCE COMPANY
                            IN THE CITY OF NEW YORK
                            SEPARATE ACCOUNT USL A
                                    GALLERY VA
                                    PARAGIGM VA
                             PROFILE FLEXIBLE PREMIUM
                              PROFILE SINGLE PREMIUM
                                    TRILOGY VA

              Investment Options Currently Offered in the Contracts

The following are funds offered by Gallery VA, Paradigm VA and Trilogy VA (with additions and exceptions noted below):

Money Market Fund Available in your Contract:
Fidelity VIP Government Money Market Portfolio
- Initial Class (only offered for Gallery VA and Paradigm VA)

AB VPS Balanced Wealth Strategy Portfolio (Class A)
AB VPS Global Thematic Growth Portfolio (Class A)
AB VPS Growth and Income Portfolio (Class A)
AB VPS International Growth Portfolio (Class A)
AB VPS Large Cap Growth Portfolio (Class A)
AB VPS Small Cap Growth Portfolio (Class A)


In addition to the funds listed above, Paradigm VA offers the following funds:

Money Market Fund Available in your Contract:
Fidelity VIP Government Money Market Portfolio
- Service Class 2

AB VPS Growth and Income Portfolio (Class B)
AB VPS Large Cap Growth Portfolio (Class B)


In addition to the funds listed above, Trilogy VA offers the following funds:

Money Market Fund Available in your Contract:
BlackRock Government Money Market V.I. Fund - Class I

AB VPS Growth and Income Portfolio (Class B)
AB VPS Large Cap Growth Portfolio (Class B)
BlackRock Advantage Large Cap Core V.I. Fund - Class I
BlackRock Advantage SMID Cap V.I. Fund - Class I
BlackRock Basic Value V.I. Fund - Class I
BlackRock Equity Dividend V.I. Fund - Class I
BlackRock Global Allocation V.I. Fund - Class I
BlackRock International V.I. Fund - Class I
BlackRock Large Cap Focus Growth V.I. Fund - Class I
BlackRock II High Yield V.I. Fund - Class I
BlackRock II Total Return V.I. Fund - Class I

                                  3

The following are funds offered by Profile Flexible
Premium VA and Profile Single Premium VA:

Money Market Fund Available in your Contract:
Fidelity VIP Government Money Market Portfolio
- Initial Class

AB VPS Balanced Wealth Strategy Portfolio (Class A)
(only available for Profile Single Premium VA)
AB VPS Global Thematic Growth Portfolio (Class A)
AB VPS Growth and Income Portfolio (Class A)
AB VPS Large Cap Growth Portfolio (Class A)
AB VPS Small Cap Growth Portfolio (Class A)
AB VPS Growth and Income Portfolio (Class B)
(only available for Profile Flexible Premium VA)
AB VPS Large Cap Growth Portfolio (Class B)
(only available for Profile Flexible Premium VA)
BNY Mellon Stock Index Fund, Inc.
Fidelity VIP Asset Manager Portfolio - Initial Class
Fidelity VIP Contrafund Portfolio - Initial Class
Fidelity VIP Growth Portfolio - Initial Class
Fidelity VIP High Income Portfolio - Initial Class
Fidelity VIP Investment Grade Bond Portfolio - Initial Class
Fidelity VIP Overseas Portfolio - Initial Class
Invesco V.I. American Franchise Fund - Series I
Invesco V.I. International Growth Fund - Series I
VanEck VIP Emerging Markets Fund - Initial Class
VanEck VIP Global Resources Fund - Initial Class

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                              ATTACHMENT 1
              AMERICAN GENERAL LIFE INSURANCE COMPANY
                         SEPARATE ACCOUNT I
              THE UNITED STATES LIFE INSURANCE COMPANY
                        IN THE CITY OF NEW YORK
                         SEPARATE ACCOUNT USL A
                              OVATION VA
                            OVATION PLUS VA
                           OVATION ADVISOR VA

       Investment Options Currently Offered in the Contracts

The following are funds offered by Ovation VA, Ovation Plus VA and Ovation Advisor VA (with additions and exceptions noted below):

Money Market Fund Available in your Contract:
Fidelity VIP Government Money Market Portfolio
- Service Class 2

AB VPS Balanced Wealth Strategy Portfolio (Class A)
AB VPS International Growth Portfolio (Class A)
AB VPS International Value Portfolio (Class A)
AB VPS Small Cap Growth Portfolio (Class A)
AB VPS Small/Mid Cap Value Portfolio (Class A)
AB VPS Global Thematic Growth Portfolio (Class B)
AB VPS Growth and Income Portfolio (Class B)
AB VPS Large Cap Growth Portfolio (Class B)


In addition to the funds listed above, Ovation VA and Ovation Advisor VA offer the following funds:

Money Market Fund Available in your Contract:
Fidelity VIP Government Money Market Portfolio
- Initial Class

AB VPS Global Thematic Growth Portfolio (Class A)
AB VPS Growth and Income Portfolio (Class A)
AB VPS Large Cap Growth Portfolio (Class A)


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                                ATTACHMENT 1
                 AMERICAN GENERAL LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY ACCOUNT 9
                               OVATION VA
                          OVATION ADVANTAGE VA
                           OVATION ADVISOR VA
                              OVATION PLUS VA

        Investment Options Currently Offered in the Contracts


The following are funds offered by Ovation VA, Ovation Advantage VA, Ovation Advisor VA and Ovation Plus VA (with additions and exceptions noted below):

Money Market Fund Available in your Contract:
Goldman Sachs VIT Government Money Market Fund - Service Shares

AB VPS Balanced Wealth Strategy Portfolio (Class B)
AB VPS Global Thematic Growth Portfolio (Class B)
AB VPS Growth and Income Portfolio (Class B)
AB VPS International Growth Portfolio (Class B)
AB VPS International Value Portfolio (Class B)
AB VPS Large Cap Growth Portfolio (Class B)
AB VPS Small Cap Growth Portfolio (Class B)
AB VPS Small/Mid Cap Value Portfolio (Class B)
SunAmerica ST SA DFA Ultra Short Bond Portfolio (Class 3)


In addition to the funds listed above, Ovation Advantage VA offers the following funds:

AB VPS International Growth Portfolio (Class A)
AB VPS International Value Portfolio (Class A)
AB VPS Small Cap Growth Portfolio (Class A)
AB VPS Small/Mid Cap Value Portfolio (Class A)

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